Velocity Commercial Capital Loan Trust 2022-1 ABS-15G

Exhibit 99.08

Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	7000207		24201744	XXXX	01/05/2022	Credit	Credit	Credit Documentation	Credit	The appraisal does not contain rental analysis and thus casts doubt on the business purpose of the loan.		1004 Appraisal does not contain a comparable rent schedule	The Loan to Value (LTV) on the loan is less than the guideline maximum.	LTV XX%.	Owner,Originator	Reviewer Comment (2022-01-22): Approved exception added to approval received in trailing documents for no Comparable Rent Schedule. Comp factor, low LTV. Buyer Comment (2022-01-21): Exception noted on uplaoded approval			01/22/2022	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A			No
XXXX	XXXX	7000259		24344848	XXXX	01/05/2022	Credit	Credit	Credit Documentation	Credit	Missing lease Agreement		Approved exception at origination for missing lease for Cashout refi on SFR subject property. comp factor: seasoned investor	Borrower's Experience/Track Record	CF- seasoned investor	Owner,Originator	Reviewer Comment (2022-01-03): Approved exception at origination for missing lease for Cashout refi on SFR subject property. comp factor: seasoned investor			01/03/2022	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A			No
XXXX	XXXX	7000243		24345290	XXXX	01/05/2022	Credit	Credit	Credit Documentation	Credit	Missing lease Agreement		Approved exception at origination for missing lease for SFR refi. (subject is a ST AirBNB rental) comp factor: Seasoned investor, FICO	Borrower's Experience/Track Record	CF- seasoned investor	Owner,Originator	Reviewer Comment (2022-01-03): Approved exception at origination for missing lease for SFR refi. (subject is a ST AirBNB rental) comp factor: Seasoned investor, FICO			01/03/2022	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A			No
XXXX	XXXX	7000278		24434015	XXXX	01/10/2022	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Comparable rent schedule missing.	The representative FICO score exceeds the guideline minimum by XX points.	FICO XXX.	Owner,Originator	Reviewer Comment (2022-01-22): Approved exception received in trailing documents for no Comparable Rent Schedule. Comp factor, high FICO. Buyer Comment (2022-01-21): exception noted			01/22/2022	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A			No
XXXX	XXXX	7000276		24493261	XXXX	01/14/2022	Credit	Credit	Credit Documentation	Credit	The appraisal does not contain rental analysis and thus casts doubt on the business purpose of the loan.			Borrower's Experience/Track Record	Borrower's Experience/Track Record. Seasoned investor.	Owner,Originator	Reviewer Comment (2022-01-22): Approved exception received in updated approval for no Comparable Rent Schedule. Comp factor, seasoned investor. Buyer Comment (2022-01-21): Exception noted. Borrower signed all required business purpose documents			01/22/2022	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A			No
XXXX	XXXX	7000522		24582977	XXXX	01/24/2022	Credit	Missing Document	General	Missing Document	Missing Document: Non-Owner Occupancy Certification (NOO Cert) not provided		Missing Business Purpose Certification document for subject note.	The representative FICO score exceeds the guideline minimum by XX points.	CF- FICO	Owner,Originator	Reviewer Comment (2022-01-26): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for Missing Bus purpose Cert ( LLC borrower working capital rate/term refi note for subject SFR used as assisted living facility by borrower's business). comp Factor: Hugh FICO Buyer Comment (2022-01-26): UPlaoded Buyer Comment (2022-01-26): Business Purpose Certification not required for working capital loans per VCC Matrix dated 12/1/2022 Buyer Comment (2022-01-25): Business Purpose Certification not required for working capital loans per VCC Matrix dated 12/1/2022			01/26/2022	2	B	XX/XX/XXXX	XX	Investment	Refinance - Rate/Term		B	B		A			No